Business combination - Acquisition of BER Technology (Details) - BER Technology ¥ in Thousands	Jun. 30, 2019 CNY (¥)
Disclosure of detailed information about business combination [line items]
Equity interests acquired (as a percent)	80.00%
Goodwill	¥ 29,784
Goodwill expected to be deductible for tax purposes	¥ 0